Income Taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Total loss before income taxes	$ (15,753)	¥ (109,679)	¥ (66,167)	¥ (94,271)
Income tax expense computed at PRC statutory rate	(3,939)	(27,421)	(16,542)
International tax rate differential	639	4,451	(1,668)
Preferential tax rate	1,845	12,845	6,397
Deferred tax items tax rate differential	(1,459)	(10,157)	(6,390)
Research and development super-deduction	(3,865)	(26,910)	(21,559)
Non-deductible expenses	1,809	12,587	5,701
Deferred tax expense			4,073
Recognition of prior year tax loss	(279)	(1,939)
Changes in valuation allowance	5,272	36,706	30,018
Income tax expense	$ 23	¥ 162	¥ 30	¥ (3,980)